Notes to Profit or Loss - Summary of Cost of Sales (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of sales [line items]
Cost of sales	€ 12,085,198	€ 1,796,629	€ 0
Personnel expenses [member]
Cost of sales [line items]
Cost of sales	3,233,000	1,797,000	0
Impairment on Inventories [member]
Cost of sales [line items]
Cost of sales	8,685,000	0	0
Other operating expenses [member]
Cost of sales [line items]
Cost of sales	18,000	0	0
External services [member]
Cost of sales [line items]
Cost of sales	49,000	0	0
Other [member]
Cost of sales [line items]
Cost of sales	€ 100,000	€ 0	€ 0